Share-based compensation (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Share-based compensation
Number of share based compensation plans | item	3
Compensation cost	$ 5,621,588	$ 3,382,628	$ 4,894,478
Tax benefit recognized upon the recognition of compensation cost	$ 0